Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0002001557
Registrant Name	Innventure, Inc.
Registration File Number	333-292427
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES